Stock-Based Compensation (Summary of Restricted Stock Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock Non-vested, beginning balance	30,415	28,035
Restricted stock, granted	13,100	9,400
Restricted stock, vested	(8,900)	(7,020)
Restricted stock, forfeited		0
Restricted stock Non-vested, ending balance	34,615	30,415
Restricted stock Non-vested, weighted-average grant date fair value, beginning balance	$ 24.46	$ 20.64
Restricted stock, granted, weighted-average grant date fair value	32.34	32.81
Restricted stock, vested, weighted-average grant date fair value	23.00	20.37
Restricted stock, forfeited, weighted-average grant date fair value
Restricted stock Non-vested, weighted-average grant date fair value, ending balance	$ 27.82	$ 24.46